Long-term debt - Accounts Receivable Facility (Details) - Accounts Receivable Facility € in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Aug. 11, 2021 USD ($)	Aug. 11, 2021 EUR (€)
Long-term debt
Maximum amount available	$ 900,000	€ 827,586	$ 900,000	€ 843,804	$ 900,000	€ 768,049
Balance outstanding	350,000	321,839	100,000	93,756
Letters of credit outstanding	$ 18,332	€ 16,857	$ 12,532	€ 11,750